NATURE OF BUSINESS AND ORGANIZATION (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Jun. 05, 2025	May 22, 2025	Dec. 31, 2025	Nov. 24, 2025	Sep. 10, 2025	Jun. 11, 2025	Mar. 31, 2025	Aug. 31, 2024	Jan. 31, 2013
Common stock, par value		$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001
IPO [Member]
Number of shares issued		3,750,000
Common stock, par value		$ 0.001
Offering price per share		$ 4.00
Gross proceeds		$ 15
Over-Allotment Option [Member]
Common stock, par value	$ 0.001
Offering price per share	$ 4.00
Shares issued upon option exercise	562,500
Office For Fine Architecture Limited (OFA HK) [Member]
Equity ownership percentage			100.00%				100.00%		100.00%
OFA Financial, Inc. (OFA Financial) [Member]
Equity ownership percentage			100.00%			100.00%
OFA Financial HK Limited (HK Financial) [Member]
Equity ownership percentage			100.00%		100.00%